Other Assets - Summary of Other Assets (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Other Assets [Line Items]
Other assets	₩ 28,437,529	₩ 28,174,173	$ 22,566,244
Allowances for credit losses
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	159,377	137,282
Write-offs	(10,098)	(3,884)
Provision (reversal)	17,406	24,940
Business combination	267	227
Others	6,982	812
Ending	173,934	159,377
Other financial assets
Other Assets [Line Items]
Other assets	11,209,350	10,755,350
Other financial assets | Other receivables
Other Assets [Line Items]
Other assets	6,648,187	6,732,917
Other financial assets | Accrued income
Other Assets [Line Items]
Other assets	2,507,324	1,916,667
Other financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	984,176	1,035,522
Other financial assets | Domestic exchange settlement debits
Other Assets [Line Items]
Other assets	879,847	1,014,938
Other financial assets | Others
Other Assets [Line Items]
Other assets	352,955	204,940
Other financial assets | Allowances for credit losses
Other Assets [Line Items]
Other assets	(155,404)	(143,205)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	143,205	119,762
Write-offs	(10,028)	(3,504)
Provision (reversal)	15,224	25,387
Business combination	267	227
Others	6,736	1,333
Ending	155,404	143,205
Other financial assets | Less Present value discount
Other Assets [Line Items]
Less: Present value discount	(7,735)	(6,429)
Other non financial assets
Other Assets [Line Items]
Other assets	17,228,179	17,418,823
Other non financial assets | Other receivables
Other Assets [Line Items]
Other assets	5,653	1,764
Other non financial assets | Prepaid expenses
Other Assets [Line Items]
Other assets	471,258	254,990
Other non financial assets | Guarantee deposits
Other Assets [Line Items]
Other assets	3,157	7,268
Other non financial assets | Insurance assets
Other Assets [Line Items]
Other assets	3,248,548	2,924,698
Other non financial assets | Separate account assets
Other Assets [Line Items]
Other assets	9,820,673	10,556,935
Other non financial assets | Others
Other Assets [Line Items]
Other assets	3,697,420	3,689,340
Other non financial assets | Allowances for credit losses
Other Assets [Line Items]
Less: Present value discount	(18,530)	(16,172)
Changes In Accumulated Impairment Of Other Assets [Abstract]
Beginning	16,172	17,520
Write-offs	(70)	(380)
Provision (reversal)	2,182	(447)
Business combination	0	0
Others	246	(521)
Ending	₩ 18,530	₩ 16,172